Note 24 - Share Capital (Details Textual)	1 Months Ended			3 Months Ended	12 Months Ended				24 Months Ended
	Aug. 31, 2019 USD ($)	May 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Mar. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares
Statement Line Items [Line Items]
Par value per share | $ / shares					$ 0
Total increase (decrease) in number of shares outstanding | shares		27,333,363	27,333,363
Weighted average share price | (per share)		$ 8.80	$ 6.84
Sale of stock, maximum aggregate gross proceeds	$ 100,000,000
Share issued, price per share | $ / shares					$ 7.55
Gross proceeds from issuing shares					$ 84,400,000
Proceeds from issuing shares					$ 81,916,000
Percent of shares reserved for issuance under share based compensation plan					8.00%	8.00%
Maximum term of options granted for share-based payment arrangement					10 years	10 years
Fair value share options granted					$ 8,500,000		7,800,000
Weighted average fair value at measurement date, share options granted					$ 3.26		$ 3.07		$ 3.07
Weighted average share price share options exercised						$ 12.81		$ 8.86
Decrease in number of shares outstanding shares repurchased for delisting | shares							14,343	14,343
Decrease through shares repurchased for delisting							$ 100,000
Vesting on first anniversary [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement					25.00%	25.00%
Vesting on each six months thereafter [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement					25.00%	25.00%
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Share issued, price per share | $ / shares				$ 10.81
Gross proceeds from issuing shares				$ 13,800,000
Issued capital [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding at-the-market distributions | shares					11,172,982	11,172,982
Decrease in number of shares outstanding shares repurchased for delisting | shares									14,343
Decrease through shares repurchased for delisting									$ 62,000
Issued capital [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding at-the-market distributions | shares				1,277,838